Offsets	Jun. 12, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	MicroVision, Inc.
Form or Filing Type	S-3
File Number	333-272616
Initial Filing Date	Jun. 13, 2023
Fee Offset Claimed	$ 5,800.20
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	142,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 20,959.20
Termination / Withdrawal Statement	On June 13, 2023, the registrant filed an automatically effective Registration Statement on Form S-3 (File No. 333-272616), as amended (the "Prior Registration Statement"). The Prior Registration Statement is set to expire on June 13, 2026. As a result, the registrant has $142,000,000 of unsold securities and $20,959.20 in unused filing fees associated with the Prior Registration Statement. In accordance with Rule 457(p) under the Securities Act, the Registrant is using a portion of the unused filing fees associated with the Prior Registration Statement to offset the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	MicroVision, Inc.
Form or Filing Type	S-3
File Number	333-272616
Filing Date	Feb. 29, 2024
Fee Paid with Fee Offset Source	$ 34,102.96
Offset Note	On June 13, 2023, the registrant filed an automatically effective Registration Statement on Form S-3 (File No. 333-272616), as amended (the "Prior Registration Statement"). The Prior Registration Statement is set to expire on June 13, 2026. As a result, the registrant has $142,000,000 of unsold securities and $20,959.20 in unused filing fees associated with the Prior Registration Statement. In accordance with Rule 457(p) under the Securities Act, the Registrant is using a portion of the unused filing fees associated with the Prior Registration Statement to offset the filing fee payable in connection with this filing.